Selected Statements of Profit or Loss Data (Tables)	12 Months Ended
Dec. 31, 2025
Selected Statements of Profit or Loss Data [Abstract]
Schedule of Net Interest Income	NET INTEREST INCOME FROM USERS:
	Year ended December 31,
	2025	2024	2023

Net interest income - users’ leveraged positions	130,764	111,028	95,119
Net interest income - users’ funds	82,651	86,150	62,120
	213,415	197,178	157,239

Schedule of Revenue from CryptoAssets	REVENUE FROM CRYPTOASSETS:
	Year ended December 31,
	2025	2024	2023
Revenue from sale of cryptoassets	12,937,698	12,126,307	3,415,631
Revenue from staking	32,908	18,097	8,325
Revenue from blockchain rewards	4,472	2,925	7,318
	12,975,078	12,147,329	3,431,274

Schedule of Cost of Revenue from Cryptoassets	COST OF REVENUE FROM CRYPTOASSETS:
	Year ended December 31,
	2025	2024	2023
Cost of sale from cryptoassets	12,899,647	11,802,307	3,295,907
Cost of distribution of staking	22,784	11,968	6,381
Cost of distribution of blockchain rewards	2,611	1,449	1,352
Change in fair value of cryptoassets held, net	6,967	468	270
	12,932,009	11,816,192	3,303,910

Schedule of Research and Development Expense	RESEARCH AND DEVELOPMENT EXPENSE:
	Year ended December 31,
	2025	2024	2023

Payroll and related	91,640	80,567	77,836
Professional services	7,019	5,963	6,033
Hosting services	45,791	36,684	37,073
Depreciation	2,030	2,230	2,083
Office and communication	1,335	1,894	1,735
Other	3,432	3,733	4,190
	151,247	131,071	128,950

Schedule of Selling and Marketing Expense	SELLING AND MARKETING EXPENSE:
	Year ended December 31,
	2025	2024	2023

Payroll and related	25,486	25,575	27,992
Marketing costs (*)	176,148	147,090	116,135
Office and communication	1,061	976	1,270
Depreciation	2,335	2,062	1,776
Other	3,641	2,662	2,189
	208,671	178,365	149,362

(*)	Includes user acquisition costs, advertising, and marketing programs.

Schedule of General, Administrative and Operating Expense	GENERAL, ADMINISTRATIVE AND OPERATING EXPENSE:
	Year ended December 31,
	2025	2024	2023

Payroll and related	92,526	101,614	138,905
Payment processing fees	41,936	43,317	35,376
Professional services	58,404	47,452	41,639
Office and communication	2,130	2,058	3,400
Tools and data services	7,660	8,161	9,228
Depreciation	8,608	6,965	8,336
Transaction-related costs	10,891	1,281	-
Other	21,481	17,156	9,611
	243,636	228,004	246,495

Schedule of Finance and Other Expense, Net	FINANCE AND OTHER EXPENSE, NET:
	Year ended December 31,
	2025	2024	2023

Loans	1,363	696	1,117
Lease liability	2,358	1,806	1,750
Exchange rate differences, net	1,015	5,092	(3,750)
Revaluation of derivatives, net	4,577	(4,808)	3,739
Other expenses, net	377	344	55
Bank charges	1,742	1,512	978
	11,432	4,642	3,889